Supplement dated May 16, 2014 to the Wilmington Funds (the “Trust”) Prospectus dated August 31, 2013 (the “Prospectus”)

Effective May 16, 2014, the information in the Prospectus with respect to the Wilmington Multi-Manager International Fund will be amended, supplemented or replaced as follows:

Change in Sub-Advisor

Effective May 16, 2014, Baring International Investment Limited (“Barings”) will cease to be sub-advisor of the Wilmington Multi-Manager International Fund (the “Fund”). Additionally, J O Hambro Capital Management Limited (“JOHCM”) will become a sub-advisor to the Fund. Accordingly, as of May 16, 2014, all references to Barings and its portfolio management team in the Prospectus are hereby deleted and replaced as described below:

The following amends and replaces information in the sub-section entitled “Investment Sub-Advisors” on pages 21-22 of the Prospectus:

Investment Sub-Advisors

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Dimensional Fund Advisors LP (“Dimensional”), J O Hambro Capital Management Limited (“JOHCM”), LSV Asset Management (“LSV”), Northern Cross LLC (“Northern Cross”), Oberweis Asset Management, Inc. (“Oberweis) and Parametric Portfolio Associates LLC (“Parametric”).

Portfolio Managers	Title	Service Date (with the Fund)
Thomas R. Pierce, CFA	Chief Investment Strategist at WTIA	2012
George Chen, CFA, CIPM	Vice President and Research Analyst at WTIA	2012
Clement K. Miller, CFA	Administrative Vice President at WTIA	2012
Karen E. Umland, CFA	Vice President and Senior Portfolio Manager at Dimensional	2012
Joseph H. Chi, CFA	Co-Head of Portfolio Management and Senior Portfolio Manager at Dimensional	2012
Jed S. Fogdall	Co-Head of Portfolio Management and Senior Portfolio Manager at Dimensional	2012
Henry F. Gray	Vice President and Head of Global Equity Trading at Dimensional	2012
Christopher Lees, CFA	Senior Fund Manager of Global and International Strategies at JOHCM	2014
Nudgem Richyal, CFA	Senior Fund Manager of Global and International Strategies at JOHCM	2014
Puneet Mansharamani, CFA	Partner and Senior Quantitative Analyst at LSV	2006
Josef Lakonishok	Partner, Chief Executive Officer and Chief Investment Officer at LSV	2005
Menno Vermeulen, CFA	Partner and Senior Quantitative Analyst at LSV	2005
Howard Appleby, CFA	Principal at Northern Cross	2012
Jean-Francois Ducrest	Principal at Northern Cross	2012
James LaTorre, CFA	Principal at Northern Cross	2012
Edward E. Wendell, Jr.	Principal at Northern Cross	2012
Ralf Scherschmidt	Principal and Portfolio Manager at Oberweis	2013
David M. Stein, Ph.D.	Chief Investment Officer at Parametric	2012
Thomas C. Seto	Director of Portfolio Management and Portfolio Manager at Parametric	2012

The following amends and replaces certain information on page 113 of the Prospectus under the sub-section entitled “Sub-Advisors” for the Fund:

J O Hambro Capital Management Limited (“JOHCM”) sub-advises a portion of the Multi-Manager International Fund. JOHCM, located at Ground Floor, Ryder Court, 14 Ryder Street, London, England SW1Y 6QB, is a registered investment advisor. As of March 31, 2014, JOHCM had assets under management of approximately $24.4 billion.

The reference to Barings on page 113 is hereby deleted.

The following amends and replaces certain information on page 114 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities” for the Fund:

Multi-Manager International Fund—Thomas R. Pierce, CFA, George Chen, CFA, CIPM and Clement K. Miller, CFA allocate the assets of the International Fund among the sub-advisors. Karen E. Umland, CFA, Joseph H. Chi, CFA, Jed S. Fogdall and Henry F. Gray are responsible for the day-to-day management of any portion of the Fund allocated to Dimensional. Christopher Lees, CFA and Nudgem Richyal, CFA are responsible for the day-to-day management of any portion of the Fund allocated to JOHCM. Puneet Mansharamani, CFA, Josef Lakonishok and Menno Vermeulen, CFA, are responsible for the day-to-day management of any portion of the Fund allocated to LSV. Howard Appleby, CFA, Jean-Francois Ducrest, James LaTorre, CFA, Edward E. Wendell, Jr., are responsible for the day-to-day management of any portion of the Fund allocated to Northern Cross. Ralf Scherschmidt is responsible for the day-to-day management of any portion of the Fund allocated to Oberweis. David M. Stein, Ph.D. and Thomas C. Seto are responsible for the day-to-day management of any portion of the Fund allocated to Parametric. They decide on capitalization weightings, purchase and sales, and decide on sector and capitalization weightings for the portion of the International Fund that they manage. Each sub-advisor is responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

The following amends and supplements the portfolio manager biographies on page 115-121 of the Prospectus under the sub-section entitled “Portfolio Manager Biographies” for the Fund:

Christopher Lees, CFA, Senior Fund Manager of Global and International Strategies of JOHCM, joined JOHCM in 2008. Prior to joining JOHCM, he spent more than 19 years at Baring Asset Management. Mr. Lees earned a BSc (Hons) in Geography from the University of London.

Nudgem Richyal, CFA, Senior Fund Manager of Global and International Strategies of JOHCM, joined JOHCM in 2008. Prior to joining JOHCM, he worked as an Investment Director at Baring Asset Management. Mr. Richyal earned a BSc (Hons) in Chemistry from the University of Manchester.

The “Portfolio Manager Biographies” of the Barings portfolio managers (David Bertocchi, Jonathan Greenhill and Tom Mann) on pages 115-121 of the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-PRO-001-05.16.14

Supplement dated May 16, 2014 to the Wilmington Funds (the “Trust”) Statement of Additional

Information dated August 31, 2013 (the “SAI”)

Wilmington Multi-Manager International Fund (the “Fund”)

Effective May 16, 2014, Baring International Investment Limited (“Barings”) will cease to be sub-advisor to the Fund. Additionally, J O Hambro Capital Management Limited (“JOHCM”) will become a sub-advisor to the Fund. Accordingly, as of May 16, 2014, all references to Barings and its portfolio management team in the SAI are hereby deleted and replaced as described below:

The following amends and replaces the information pertaining to the Fund on page 95 of the SAI:

MULTI-MANAGER INTERNATIONAL FUND

Each of Dimensional Fund Advisors LP (“Dimensional”), J O Hambro Capital Management Limited (“JOHCM”), LSV Asset Management (“LSV”), Northern Cross LLC (“Northern Cross”), Oberweis Asset Management, Inc. (“Oberweis”) and Parametric Portfolio Associates LLC (“Parametric”) act as sub-advisors to the Multi-Manager International Fund. The Advisor will allocate assets of the Multi-Manager International Fund among the sub-advisors. The allocation of assets among the sub-advisors may vary from time to time and the Advisor may not allocate assets to every sub-advisor.

Dimensional is located at 6300 Bee Cave Road, Building One, Austin, TX 78736.

JOHCM is located at Ground Floor, Ryder Court,14 Ryder Street, London, England SW1Y 6QB.

LSV is located at 155 North Wacker Drive, Suite 4600, Chicago, IL 60606.

Northern Cross is located at 125 Summer Street, Boston, MA 02110.

Oberweis is located at 3333 Warrenville Road, Suite 500, Lisle, IL 60532.

Parametric is located at 1918 Eighth Avenue, Suite 3100, Seattle, WA 98101.

SUB-ADVISOR	SUBADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (“ASSETS”)
Dimensional	0.45% on the first $50 million in assets; and
0.30% on assets over $50 million
JOHCM	0.70%
LSV	0.49%
Northern Cross	0.55% on the first $1 billion in assets; and
0.50% on assets over $1 billion
Oberweis	1.00% on the first $50 million; 0.90% on the next $50 million; and 0.80% on assets in excess of $100 million
Parametric	For assets allocated to the Emerging Markets Strategy:
0.80% on the first $100 million in assets; and
0.75% on assets over $100 million
For assets allocated to the Developed Country Index Replication Strategy:
0.275% on the first $50 million in assets; and
0.20% on assets over $50 million

The following amends and supplements the information pertaining to the Fund on page 99 of the SAI:

J O Hambro Capital Management Limited (JOHCM)

Christopher Lees

Other Accounts Managed (As of March 31, 2014)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	2/$1,075.8	0/$0

Other Pooled Investment Vehicles	2/$2,687.6	2/$2,687.6

Other Accounts	6/$2,914.0	0/$0

Dollar value of shares owned in the Multi-Manager International Fund: None.

J O Hambro Capital Management Limited (JOHCM)

Nudgem Richyal

Other Accounts Managed (As of March 31, 2014)

Other Accounts Managed	Total Number of Other Accounts Managed/ Total Assets (Millions)	Number of Other Accounts Managed/Total Assets that are Subject to Performance Fees
Registered Investment Companies	2/$1,075.8	0/$0

Other Pooled Investment Vehicles	2/$2,687.6	2/$2,687.6

Other Accounts	6/$2,914.0	0/$0

Dollar value of shares owned in the Multi-Manager International Fund: None.

Compensation

JOHCM provides a highly competitive compensation package, which is focused on rewarding investment team members who generate the greatest value. It consists of the following:

1.	A competitive base salary

2.	A performance based incentive bonus

Performance fees are based on rolling 1-year and 3-year returns with heavier weighting based on 3-year returns. This award is quantitatively evaluated using a predefined formula and results are calculated by its attribution and performance reporting systems.

3.	Revenue sharing

A percentage of the strategy revenue is shared with the Portfolio Manager

4.	Equity ownership

Key investment personnel are awarded equity ownership based on achieving certain milestones on growth of asset levels achieved in the strategy

By linking a significant portion of portfolio management’s compensation to equity ownership and revenue of the investment strategy in which they manage, the JOHCM management team encourages its professionals to adopt a long-term, team-oriented focus toward superior investment management with significant long-term upside reward potential. JOHCM management is confident that this will ensure that it is properly aligning the interests of its senior investment teams with those of its clients and client partners.

Material Conflicts of Interest

A Portfolio Manager may be subject to potential conflicts of interest because the Portfolio Manager is responsible for other accounts in addition to the Fund. Those other accounts may include another mutual fund, separately managed advisory accounts and the personal accounts of the Portfolio Manager.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees. This could create conflicts of interest because the Funds’ Portfolio Manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the Portfolio Manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate the opportunity among multiple accounts. In addition, the Portfolio Manager may execute transactions for another account that may adversely impact the value of securities held by the Fund.

However, JOHCM believes that these risks are mitigated by the fact that accounts with the same investment strategies or which hold the same securities are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or other limitations applicable only to certain accounts, as well as differences in each account’s initial holdings, cash flow, account size and other factors. In addition, JOHCM has adopted trade allocation procedures that require equitable allocation of trades for a particular security among participating accounts over time and a Code of Ethics that addresses possible conflicts between personal trades and client trades.

All references to Barings and its portfolio management team on pages 99-127 of the SAI are hereby deleted.

The following amends and replaces the “Addresses” information pertaining to Sub-Advisors to the Fund in the SAI:

Sub-advisors to Wilmington Multi-Manager International Fund

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, Texas 78736

J O Hambro Capital Management Limited

Ground Floor

Ryder Court

14 Ryder Street

London, England

SW1Y 6QB

LSV Asset Management

155 North Wacker Drive

Suite 4600

Chicago, IL 60606

Northern Cross LLC

125 Summer Street

Boston, MA 02110

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, IL 60532

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, Washington 98101

Please keep this Supplement for future reference.

SP-WT-SAI-001-05.16.14